LOANS, Maturities of Current and Non-current Loans (Details) - ARS ($) $ in Thousands		Dec. 31, 2020		Dec. 31, 2019
Maturities of current and non-current loans [Abstract]
Loans	[2]	$ 43,869,424	[1]	$ 45,719,826
Due [Member]
Maturities of current and non-current loans [Abstract]
Loans		63,526
From 1/01/2021 to 12/31/2021
Maturities of current and non-current loans [Abstract]
Loans		873,240
From 1/01/2022 to 12/31/2022[Member]
Maturities of current and non-current loans [Abstract]
Loans		451,566
From 01/01/2023 to 12/31/2023 [Member]
Maturities of current and non-current loans [Abstract]
Loans		489,482
From 1/01/2024 to 12/31/2024 [Member]
Maturities of current and non-current loans [Abstract]
Loans		530,581
From 1/01/2025 onwards [Member]
Maturities of current and non-current loans [Abstract]
Loans		41,461,029
2018 Notes [Member]
Maturities of current and non-current loans [Abstract]
Loans		40,976,742
2018 Notes [Member] | Due [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2018 Notes [Member] | From 1/01/2021 to 12/31/2021
Maturities of current and non-current loans [Abstract]
Loans		456,697
2018 Notes [Member] | From 1/01/2022 to 12/31/2022[Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2018 Notes [Member] | From 01/01/2023 to 12/31/2023 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2018 Notes [Member] | From 1/01/2024 to 12/31/2024 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2018 Notes [Member] | From 1/01/2025 onwards [Member]
Maturities of current and non-current loans [Abstract]
Loans		40,520,045
Financial Leasing [Member]
Maturities of current and non-current loans [Abstract]
Loans		2,892,682
Financial Leasing [Member] | Due [Member]
Maturities of current and non-current loans [Abstract]
Loans		63,526
Financial Leasing [Member] | From 1/01/2021 to 12/31/2021
Maturities of current and non-current loans [Abstract]
Loans		416,543
Financial Leasing [Member] | From 1/01/2022 to 12/31/2022[Member]
Maturities of current and non-current loans [Abstract]
Loans		451,566
Financial Leasing [Member] | From 01/01/2023 to 12/31/2023 [Member]
Maturities of current and non-current loans [Abstract]
Loans		489,482
Financial Leasing [Member] | From 1/01/2024 to 12/31/2024 [Member]
Maturities of current and non-current loans [Abstract]
Loans		530,581
Financial Leasing [Member] | From 1/01/2025 onwards [Member]
Maturities of current and non-current loans [Abstract]
Loans		$ 940,984

[1]	As of December 31, 2020, it is net of Notes repurchase of Ps 1,479,694.
[2]	Net of issuance expenses of Ps. 75,262 and Ps. 133,200 as of December 31, 2020 and 2019, respectively.